Impairment of goodwill and other non-current assets (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing

Goodwill acquired through business combinations has been allocated to CGUs for impairment testing as follows (before impairment write-downs):

		Goodwill
Cash generating units	Segment	December 31, 2017	December 31, 2016
Yakutugol	Mining	13,399	13,399
Southern Kuzbass Power Plant	Power	2,382	2,382
Kuzbass Power Sales Company	Power	1,026	1,026
Port Posiet	Mining	756	756
Chelyabinsk Metallurgical Plant	Steel	556	580
Southern Kuzbass Coal Company	Mining	143	143
Port Temryuk	Mining	69	69
Bratsk Ferroalloy Plant	Steel	0	2,930

Total		18,331	21,285

Summary of Inflation and Discount Rates, Range of Discount Rates, Estimated for Each Year for Forecasted Period

Inflation and discount rates, range of discount rates, estimated for each year for the forecasted period, were as follows:

	Forecast period, years
For the year ended December 31, 2016	2017	2018	2019	2020	2021
Inflation rate in Russia	5.1%	4.0%	4.0%	4.0%	4.0%
Inflation rate in Europeans countries	3.3%	3.1%	3.1%	3.1%	3.0%
Discount rate, %	8.9%-19.0%	8.9%-19.0%	8.9%-19.0%	8.9%-19.0%	8.9%-19.0%

For the year ended December 31, 2017	2018	2019	2020	2021	2022
Inflation rate in Russia	4.0%	4.0%	4.0%	4.0%	4.0%
Inflation rate in Europeans countries	2.9%	2.9%	2.9%	2.8%	2.8%
Discount rate, %	9.19%-17.72%	9.19%-17.72%	9.19%-17.72%	9.19%-17.72%	9.19%-17.72%

Summary of Carrying Value of Individual Items of Assets

According to the results of the impairment analysis of goodwill, an impairment loss as of December 31, 2016 was recognized in the following CGU:

Cash generating units	Impairment loss on goodwill at December 31, 2016
Bratsk Ferroalloy Plant (BFP)	2,930

Total	2,930

Non-Current Assets or Disposal Groups Classified as Held for Sale [Member] | Cash generating units [member]
Summary of Carrying Value of Individual Items of Assets

According to the results of the impairment analysis, impairment of non-current assets was identified for the following CGUs as of December 31, 2017:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2017
Korshunov Mining Plant (KMP)	2,271
Izhstal	2,130
Bratsk Ferroalloy Plant (BFP)	151

Total	4,552

According to the results of the impairment analysis, impairment of non-current assets was identified for the following CGUs as of December 31, 2016:

Cash generating units	Impairment loss on non-current assets identified as a result of impairment tests at December 31, 2016
Bratsk Ferroalloy Plant (BFP)	697
Mechel Service Romania	203

Total	900

Non-Current Assets or Disposal Groups Classified as Held for Sale [Member] | Individual assets [member]
Summary of Carrying Value of Individual Items of Assets

The carrying value of individual items of the non-current assets for the respective entity was impaired due to the decline by the regulatory authorities to extend the term of mineral license for exploration and extraction:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2017
Southern Kuzbass Coal Company (SKCC)	1,529

Total	1,529

The carrying value of individual items of the assets for the respective entities was impaired due to inability to generate economic benefits:

Subsidiaries	Impairment loss on non-current assets identified for individual items of assets at December 31, 2016
Yakutugol	572
Port Temryuk	389
Southern Kuzbass Coal Company (SKCC)	277
Maritime Cargo Shipping.	98
Cognor	36

Total	1,372